Concentrations and Risks (Details)	12 Months Ended
Dec. 31, 2023
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Other Customer [Member]
Concentration and Risk [Line Items]
Concentration risk percentage	10.00%
Two Supplier [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Concentration and Risk [Line Items]
Concentration risk percentage	10.00%
Supplier [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration and Risk [Line Items]
Concentration risk percentage	10.00%